THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATION — 16.8%

	Face Amount	Value
U.S. Treasury Bills 4.250%, 02/21/23 (A) ^	$4,000,000	$3,990,217
TOTAL U.S. TREASURY OBLIGATIONS

(Cost $3,990,600)		3,990,217

TOTAL INVESTMENTS — 16.8%
(Cost $3,990,600)		$3,990,217

A list of the open futures contracts held by the Fund at January 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Amsterdam Index	5	Feb-2023	$811,110	$809,739	$(3,275)
Australian 10-Year Bond	25	Mar-2023	2,104,003	2,125,062	835
Brent Crude^	20	Feb-2023	1,731,270	1,709,200	(22,070)
British Pound	50	Mar-2023	3,800,788	3,854,063	53,275
Coffee C^	3	Mar-2023	187,369	204,469	17,100
Corn^	9	Mar-2023	301,613	305,888	4,275
Cotton No. 2^	24	Mar-2023	1,023,680	1,034,640	10,960
DAX Index	2	Mar-2023	825,310	824,817	(868)
Euro FX	14	Mar-2023	1,903,781	1,906,188	2,407
Euro-OAT	11	Mar-2023	1,580,808	1,572,795	(7,606)
Gasoline^	12	Feb-2023	1,351,749	1,293,667	(58,082)
Gold^	17	Apr-2023	3,318,110	3,307,010	(11,100)
Japanese 10-Year Bond	11	Mar-2023	12,142,253	12,385,511	27,050
Lean Hogs^	37	Apr-2023	1,284,240	1,279,090	(5,150)
LME Copper^	11	Feb-2023	2,302,006	2,532,970	230,964
LME Copper^	15	Mar-2023	3,277,231	3,456,675	179,444
LME Lead^	34	Feb-2023	1,913,831	1,809,225	(104,606)
LME Lead^	46	Mar-2023	2,554,256	2,452,663	(101,594)
LME Nickel^	3	Feb-2023	519,672	543,330	23,658
LME Nickel^	5	Mar-2023	831,647	907,380	75,733
LME Primary Aluminum^	33	Feb-2023	1,953,107	2,160,056	206,949
LME Primary Aluminum^	31	Mar-2023	1,952,388	2,037,088	84,700
LME Zinc^	17	Feb-2023	1,291,900	1,448,086	156,186
LME Zinc^	27	Mar-2023	2,237,656	2,294,163	56,507
Long Gilt 10-Year Bond	7	Mar-2023	906,316	901,915	(4,401)
NYMEX Cocoa^	23	Mar-2023	598,410	593,630	(4,780)
S&P TSX 60 Index	4	Mar-2023	727,677	753,914	22,383
Soybean^	11	Mar-2023	829,475	845,900	16,425
Soybean Meal^	2	Mar-2023	96,830	96,840	10

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THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
Soybean Oil^	1	Mar-2023	$36,876	$37,398	$522
U.S. 10-Year Treasury Notes	15	Mar-2023	1,716,797	1,717,734	937
WTI Crude Oil^	23	Feb-2023	1,859,700	1,814,010	(45,690)

			$57,971,859	$59,015,116	$801,098

Short Contracts
AUD/USD Currency	(10)	Mar-2023	$(705,125)	$(706,450)	$(1,325)
CAC40 10 Euro Index	(14)	Feb-2023	(1,076,342)	(1,079,177)	11
CAD Currency	(30)	Mar-2023	(2,239,295)	(2,255,250)	(15,955)
Canadian 10-Year Bond	(18)	Mar-2023	(1,668,867)	(1,708,076)	(21,786)
Copper^	(4)	Mar-2023	(416,738)	(422,600)	(5,862)
Euro-BTP	(20)	Mar-2023	(2,501,130)	(2,481,301)	19,778
Euro-Bund	(3)	Mar-2023	(448,977)	(446,230)	3,659
FTSE 100 Index	(4)	Mar-2023	(383,410)	(382,158)	2,852
FTSE MIB Index	(7)	Mar-2023	(918,609)	(1,014,682)	(80,044)
IBEX	(9)	Feb-2023	(867,507)	(884,629)	(11,981)
Japanese Yen	(2)	Mar-2023	(193,075)	(193,088)	(13)
Live Cattle^	(46)	Apr-2023	(2,967,420)	(2,999,660)	(32,240)
LME Copper^	(11)	Feb-2023	(2,294,650)	(2,532,970)	(238,320)
LME Copper^	(14)	Mar-2023	(3,143,784)	(3,226,230)	(82,446)
LME Lead^	(34)	Feb-2023	(1,885,438)	(1,809,225)	76,213
LME Lead^	(30)	Mar-2023	(1,603,781)	(1,599,563)	4,218
LME Nickel^	(3)	Feb-2023	(516,883)	(543,330)	(26,447)
LME Nickel^	(5)	Mar-2023	(866,695)	(907,380)	(40,685)
LME Primary Aluminum^	(33)	Feb-2023	(1,984,193)	(2,160,056)	(175,863)
LME Primary Aluminum^	(37)	Mar-2023	(2,336,016)	(2,431,363)	(95,347)
LME Zinc^	(17)	Feb-2023	(1,294,556)	(1,448,086)	(153,530)
LME Zinc^	(23)	Mar-2023	(1,905,907)	(1,954,287)	(48,380)
NY Harbor ULSD^	(4)	Feb-2023	(525,718)	(528,326)	(2,608)
Platinum^	(2)	Apr-2023	(105,260)	(102,110)	3,150
S&P 500 Index E-MINI	(8)	Mar-2023	(1,620,263)	(1,636,000)	(15,737)
Silver^	(4)	Mar-2023	(473,775)	(476,720)	(2,945)
SPI 200 Index	(7)	Mar-2023	(914,583)	(917,165)	(1,359)
Sugar No. 11^	(1)	Feb-2023	(23,363)	(24,371)	(1,008)
U.S. Long Treasury Bond	(5)	Mar-2023	(644,469)	(649,375)	(4,906)
Wheat^	(1)	Mar-2023	(37,638)	(38,063)	(425)

			$(36,563,467)	$(37,557,921)	$(949,331)

			$21,408,392	$21,457,195	$(148,233)

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THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2023 (Unaudited)

‡ The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

For the period ended January 31, 2023, the quarterly average notional value of long contracts held was $57,971,859 and the quarterly average notional value of short contracts held was $(36,563,467).

Percentages are based on Net Assets of $23,694,518.
(A)	The rate shown is the security’s effective yield at time of purchase.
^	Security, or a portion thereof, is held by the RQSI GAA Systematic Global Macro Fund, Ltd., a wholly owned subsidiary of the Fund, as of January 31, 2023.

AUD — Australian Dollar
BTP — Buoni del Tesoro Poliennali
CAD — Canadian Dollar
DAX — Deutscher Aktien 30 Index
FTSE — Financial Times Stock Exchange
IBEX — International Business Exchange
LME — London Metal Exchange
MIB — Milano Indice di Borsa
NYMEX — New York Mercantile Exchange
OAT — Obligations Assimilables du Trésor
S&P — Standard & Poors
SPI — Share Price Index
TSX — Toronto Stock Exchange
ULSD — Ultra-Low Sulfur Diesel
USD — United States Dollar
WTI — West Texas Intermediate

RQS-QH-002-1000

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